Long-Term Investments (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets	$ 46,649,020	$ 46,649,020	$ 39,535,357
Current liabilities	45,305,700	45,305,700	30,258,610
Noncurrent liabilities	1,777,385	1,777,385	4,449,889
Equity	30,977,111	30,977,111	27,043,633	$ 20,991,288	$ 10,753,222
Operating expenses		10,148,039	12,025,924	5,452,349
Loss from operations		5,741,328	8,871,456	2,687,282
Net loss		4,311,547	$ 7,211,429	$ 2,590,931
Hengqingyuan [Member]
Current assets	278,188	278,188
Noncurrent assets	1,831,102	1,831,102
Current liabilities	8	8
Noncurrent liabilities	1,435,379	1,435,379
Equity	673,903	673,903
Operating expenses	(120,002)
Loss from operations	(120,002)
Net loss	(44,164)
Jincai [Member]
Current assets	7,176,896	7,176,896
Noncurrent assets
Current liabilities
Noncurrent liabilities
Equity	$ 7,176,896	7,176,896
Operating expenses
Loss from operations
Net loss